PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 482,127,908	$ 477,921,441
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,212,747,831	1,179,854,760	$ 1,157,236,921
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(730,619,923)	(701,933,319)	(664,099,589)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,157,733	6,210,098
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,157,733	6,210,098	6,219,522
Plant and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	78,991,885	79,190,529
Machinery, equipment and spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	339,259,490	349,634,093
Machinery, equipment and spare parts | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	628,115,393	622,847,074	608,464,616
Machinery, equipment and spare parts | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(288,855,903)	(273,212,981)	(256,984,789)
Transportation and load vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,841,896	7,173,697
Transportation and load vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	79,521,535	78,262,825	75,590,036
Transportation and load vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(72,679,639)	(71,089,128)	(66,566,633)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	532,842	574,137
Furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,937,949	21,775,614	21,357,079
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(21,405,107)	(21,201,477)	(20,780,972)
Fields and quarries
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	33,757,180	29,449,339
Fields and quarries | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	149,867,159	137,963,973	128,964,236
Fields and quarries | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(116,109,979)	(108,514,634)	(98,460,911)
Tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	624,447	543,136
Tools | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,573,629	4,292,122	4,166,935
Tools | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,949,182)	(3,748,986)	(3,541,684)
Construction in process
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,962,435	5,146,412
Construction in process | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 15,962,435	$ 5,146,412	$ 11,494,837